NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Trade and other receivables	€ 12	€ 4	€ 36
Research Tax Credit	3,549	3,432	3,917
Net investment in a sublease	479	0	0
Other receivables (including tax and social receivables)	669	898	1,870
Prepaid expenses	1,256	793	2,188
Advance payments to suppliers	377	51	28
Other financial assets	7	8	13
Total other current assets	€ 6,337	€ 5,182	€ 8,016